Judicial Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Judicial Deposits
Schedule of judicial deposits

	Tax		Labor		Civil, commercial and other		Total
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Beginning balance	192,661	191,161	156,241	194,906	66,816	64,609	415,718	450,676
Additions	2,800	8,816	98,479	68,124	3,519	5,679	104,798	82,619
Release in favor of the Company	(2,120)	(17,692)	(24,663)	(28,419)	(2,965)	(1,202)	(29,748)	(47,313)
Release in favor of the counterparty	(13,019)	(4,417)	(80,290)	(87,114)	(2,829)	(5,533)	(96,138)	(97,064)
Interest	11,735	14,793	10,364	8,770	5,605	3,263	27,704	26,826
Exchange rate variation	-	-	(1)	(26)	-	-	(1)	(26)
Ending balance	192,057	192,661	160,130	156,241	70,146	66,816	422,333	415,718